Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2014	2013
Trade accounts receivable, gross	$322,140	$237,013
Reserves for sales deductions:
Chargebacks	(46,919)	(22,792)
Customer rebates	(58,593)	(32,005)
Other sales deductions	(77,713)	(62,288)
Allowance for doubtful accounts	(143)	(118)

Trade accounts receivable, net	$138,772	$119,810

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2014	2013
Prepaid expenses	$7,851	$8,003
Deferred income taxes	128,689	104,508
Government authorities	19,508	1,515
Advances to suppliers	1,101	861
Derivative instruments	2,924	3,643
Other	2,319	1,238

	$162,392	$119,768